Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 9,661	€ 8,524	€ 9,307
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	1,266	1,218
Fair value of long-term borrowings	1,735	1,766
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings
Aegon N.V [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	499	498
Aegon N.V [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	296
Aegon N.V [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 472	€ 720